Financial liabilities - Interest-bearing loans (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Financial liabilities
Total non-current liabilities	€ 17,183	€ 18,078
Total current liabilities	7,293	6,020
Total non-current and current liabilities	24,476	24,098
Total loans
Financial liabilities
Total non-current liabilities	301	401
Total current liabilities	3,994	2,492
Secured bank loans
Financial liabilities
Total non-current liabilities	301	401
Total current liabilities	467	567
Short term deposits pledged as security	1,500	1,500
Other bank loans
Financial liabilities
Total current liabilities	405	387
Total non-current and current liabilities	405	387
Bank overdrafts
Financial liabilities
Total current liabilities	3,122	1,538
Lease liabilities
Financial liabilities
Total non-current liabilities	16,882	17,677
Total current liabilities	3,299	3,528
Total non-current and current liabilities	€ 20,181	€ 21,205